                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4253
-------------------------------------------------------------------------------

                      MFS GOVERNMENT LIMITED MATURITY FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2006
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) GOVERNMENT LIMITED
MATURITY FUND

9/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Government Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 89.6%
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.97%, 2033                                                            $   1,196,432           $  1,196,770
---------------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, FRN, 5.67%, 2043                                            4,189,302              4,193,788
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,390,558
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 39.9%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.92%, 2008                                                                      $   2,025,000           $  1,998,291
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2014 - 2020                                                                   20,488,571             20,536,094
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015 - 2016                                                                      2,523,220              2,593,153
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4%, 2016                                                                             3,992,253              3,895,312
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2017                                                                    4,750,048              4,856,056
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                             3,551,892              3,607,208
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, FRN, 3.728%, 2033                                                                    3,947,042              3,893,178
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, FRN, 5.573%, 2033                                                                    2,022,310              2,036,088
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, FRN, 5.704%, 2033                                                                    1,069,722              1,084,294
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2008                                                                            488,995                487,156
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7.5%, 2015                                                                          1,042,722              1,086,014
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2016 - 2017                                                                     5,032,502              5,105,181
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2025                                                                  11,469,283             11,462,341
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2020 - 2025                                                                    19,732,915             19,625,746
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                            1,967,926              1,936,575
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, FRN, 5.63%, 2026                                                                    5,428,981              5,440,483
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, FRN, 5.78%, 2031                                                                    5,211,061              5,210,734
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, FRN, 4.5%, 2032                                                                        760,569                761,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 95,615,464
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 36.4%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2007                                                                      $   5,000,000           $  4,900,170
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2007                                                                            13,000,000             12,986,935
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2007                                                                         7,000,000              7,104,251
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.875%, 2008                                                                         6,200,000              6,057,524
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2009                                                                          6,500,000              6,396,228
---------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 4.701%, 2006                                                                         1,155,000              1,154,849
---------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 5.5%, 2011 (n)                                                                       2,600,000              2,653,898
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.4%, 2006                                                               6,153,000              6,152,248
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.625%, 2008                                                             2,200,000              2,187,937
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007 - 2009                                                                10,100,000             10,084,503
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.25%, 2009                                                                        20,000,000             19,638,520
---------------------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 0%, 2007                                                      1,387,206              1,442,694
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.1%, 2016                                                          937,648                938,925
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.46%, 2016                                                       2,980,064              3,015,529
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.68%, 2016                                                       1,989,000              2,025,252
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.94%, 2016                                                         570,000                584,649
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 87,324,112
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 11.1%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2006                                                              $  11,000,000           $ 11,003,872
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                                  6,700,000              6,688,483
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                                6,000,000              6,057,888
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2009                                                                 2,900,000              2,812,548
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,562,791
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL BONDS                                                                                                      $214,892,925
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.0%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/02/06, total to be received
$23,986,689 (secured by U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in a jointly traded account)                                      $  23,975,000           $ 23,975,000
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS(k)                                                                                             $238,867,925
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                   1,046,227
---------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                              $239,914,152
---------------------------------------------------------------------------------------------------------------------------------

(k) As of September 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $205,558,485 and 86.06% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,653,898, representing 1.1% of net assets.

The following abbreviations are used in this report and are defined:

FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT LIMITED MATURITY FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $245,490,015
                                                                  ============
Gross unrealized appreciation                                     $    260,163
Gross unrealized depreciation                                       (6,882,253)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ (6,622,090)
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT LIMITED MATURITY FUND

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.